Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
At cost:
Property and equipment, gross	$ 6,247	$ 6,331
Less: accumulated depreciation	(6,006)	(6,026)
Property and equipment, net	241	305
Leasehold improvements [Member]
At cost:
Property and equipment, gross	833	846
Computer and network equipment [Member]
At cost:
Property and equipment, gross	4,305	4,367
Office equipment [Member]
At cost:
Property and equipment, gross	925	900
Motor vehicles [Member]
At cost:
Property and equipment, gross	$ 184	$ 218